UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2010

Check here if Amendment [  ];     Amendment Number:

This Amendment (Check only one):     [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cheyne Capital Management (UK) LLP
Address: Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number:     028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter Head
Title:     Compliance Officer
Phone:     +44 (0)20 7968 7378

Signature, Place, and Date of Signing:

/s/Peter Head          London, England        February 14, 2011
-------------          ---------------        -----------------
[Signature]             [City, State]              [Date]

Report Type     (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          Nil

Form 13F Information Table Entry Total:     54

Form 13F Information Table Value Total:     $102,146
                                            (thousands)

                       Cheyne Capital Management (UK) LLP

                           Form 13F Information Table


                                                                           SHRS
                               Title                           Value      or PRN  SH/  Put/  Investment  Other    Voting Authority
Name                         of Class              CUSIP       x$1000     Amount  PRN  Call  Discretion Managers  Sole Shared None
---------------------------  --------            ---------     ------     ------  ---  ----  ---------- --------  ---- ------ ----
AGRIUM INC                     COM               008916108        450      4,900  SH            SOLE             4,900
AIRGAS INC                     COM               009363102      7,404    118,500  SH            SOLE           118,500
ALBERTO-CULVER CO  -           COM               013078100      2,112     57,000  SH            SOLE            57,000
AMYLIN PHARMACEUTICALS         NOTE 3.000% 6/1   032346AF5        261    300,000  PRN           SOLE           300,000
ARCHER DANIELS                 NOTE 0.875% 2/1   039483AW2        410    400,000  PRN           SOLE           400,000
ARVINMERITOR INC               FRNT 4.625% 3/0   043353AF8        382    300,000  PRN           SOLE           300,000
BALDOR ELECTRIC CO             COM               057741100      6,277     99,500  SH            SOLE            99,500
BLACKROCK INC                  COM               09247X101        572      3,000  SH            SOLE             3,000
BROADRIDGE FIN SOLUTIONS       COM               11133T103        329     15,000  SH            SOLE            15,000
CACI INTERNATIONAL INC         NOTE 2.125% 5/0   127190AD8        286    250,000  PRN           SOLE           250,000
CADENCE DESIGN SYS             NOTE 1.500% 12/1  127387AF5        465    500,000  PRN           SOLE           500,000
CAMERON INTL CORP              COM               13342B105        761     15,000  SH            SOLE            15,000
CHEMTURA COR                   COM               163893209        240     15,000  SH            SOLE            15,000
CHINA MEDICAL TECH INC         NOTE 6.250% 12/1  169483AE4      1,041  1,000,000  PRN           SOLE         1,000,000
CLIFFS NATURAL RESOURCES INC   COM               18683K101        780     10,000  SH            SOLE            10,000
COMERICA INC                   COM               200340107        739     17,500  SH            SOLE            17,500
CSX CORP                       COM               126408103      1,292     20,000  SH            SOLE            20,000
DEERE & CO                     COM               244199105      1,869     22,500  SH            SOLE            22,500
DOLLAR THRIFTY AUTOMOTIVE GP   COM               256743105      7,426    157,100  SH            SOLE           157,100
DOVER CORP                     COM               260003108        585     10,000  SH            SOLE            10,000
ELAN CORP PLC ADR              ADR               284131208      3,440    600,300  SH            SOLE           600,300
EMC CORP MASS                  NOTE 1.750% 12/0  268648AM4        300    200,000  PRN           SOLE           200,000
EQUINIX INC                    NOTE 3.000% 10/1  29444UAG1        400    400,000  PRN           SOLE           400,000
FLOWSERVE CORP                 COM               34354P105      1,192     10,000  SH            SOLE            10,000
GAP INC                        COM               364760108      1,328     60,000  SH            SOLE            60,000
GENERAL MOTORS CO              COM               37045V100      4,421    120,000  SH            SOLE           120,000
GENERAL MOTORS CO              JR PFD CNV SRB    37045V209        541     10,000  PRN           SOLE            10,000
GENZYME CORP                   COM               372917104     13,256    186,200  SH            SOLE           186,200
GOLDCORP INC                   NOTE 2.000% 8/0   380956AB8        367    300,000  PRN           SOLE           300,000
HOLOGIC INC                    FRNT 2.000% 21/1  436440AA9        472    500,000  PRN           SOLE           500,000
ILLINOIS TOOL WORKS            COM               452308109        534     10,000  SH            SOLE            10,000
ISIS PHARMACEUTICALS INC       NOTE 2.625% 2/1   464337AE4        297    300,000  PRN           SOLE           300,000
JPMORGAN CHASE & CO.           COM               46625H100      1,061     25,000  SH            SOLE            25,000
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1   53219LAH2        303    300,000  PRN           SOLE           300,000
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0   535678AC0        320    300,000  PRN           SOLE           300,000
LPL INVESTMENT HOLDINGS INC    COM               50213H100        713     19,600  SH            SOLE            19,600
MARTEK BIOSCIENCES CORP        COM               572901106      5,008    160,000  SH            SOLE           160,000



                                                                           SHRS
                               Title                           Value      or PRN  SH/  Put/  Investment  Other    Voting Authority
Name                         of Class              CUSIP       x$1000     Amount  PRN  Call  Discretion Managers  Sole Shared None
---------------------------  --------            ---------     ------     ------  ---  ----  ---------- --------  ---- ------ ----
MCAFEE INC                     COM               579064106      6,205    133,850  SH            SOLE           133,850
MICROCHIP TECHNOLOGY INC.      SDCV 2.125% 12/1  595017AB0        370    300,000  PRN           SOLE           300,000
MORGAN STANLEY                 COM               617446448      2,313     85,000  SH            SOLE            85,000
NATIONAL OILWELL VARCO INC     COM               637071101      1,009     15,000  SH            SOLE            15,000
PACCAR INC                     COM               693718108        431      7,500  SH            SOLE             7,500
PEABODY ENERGY CORP            COM               704549104      1,280     20,000  SH            SOLE            20,000
PROLOGIS                       NOTE 2.250% 4/0   743410AQ5        398    400,000  PRN           SOLE           400,000
PROMOTORA DE INFORMACIONES     ADR CL B CONV     74343G303     15,519  1,633,617  SH            SOLE         1,633,617
RTI INTERNATIONAL METALS INC.  NOTE 3.000% 12/0  74973WAA5        308    300,000  PRN           SOLE           300,000
SBA COMMUNICATIONS CORP        NOTE 4.000% 10/0  78388JAM8        448    300,000  PRN           SOLE           300,000
STILLWATER MINING              NOTE 1.875% 3/1   86074QAF9        353    300,000  PRN           SOLE           300,000
STILLWATER MINING CO           COM               86074Q102      1,068     50,000  SH            SOLE            50,000
TERRA NOVA ROYALTY CORP        COM               88102D103        430     55,000  SH            SOLE            55,000
UNION PACIFIC CORP             COM               907818108      2,317     25,000  SH            SOLE            25,000
UAL CORP                       NOTE 4.500% 6/3   902549AH7        309    300,000  PRN           SOLE           300,000
VOLCANO CORP                   NOTE 2.875% 9/0   928645AA8        231    200,000  PRN           SOLE           200,000
WASHINGTON FEDERAL INC         COM               938824109      1,523     90,000  SH            SOLE            90,000
